Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Revenue
Total revenue	$ 2,626	$ 3,126
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	Staking Revenue [Member]	Staking Revenue [Member]
Operating income (expense):
Unrealized gain on HYPE digital assets	$ 198,435	$ 105,235
Loss on HYPE contribution commitment	0	(169,156)
IPR&D write-off from Sonnet acquisition	0	(35,605)
Selling, general and administrative and research and development expenses	(7,247)	(10,730)
Total operating income (expense)	191,188	(110,256)
Operating income (loss)	193,814	(107,130)
Other income:
Other income	323	323
Interest income	1,043	1,921
Total other income	1,366	2,244
Net income (loss) before income taxes	195,180	(104,886)
Provision for income taxes	(42,670)	(60,465)
Net income (loss)	152,510	(165,351)
Less: Net income allocated to participating preferred stockholders	(26,920)	0
Net income (loss) attributable to common stockholders	$ 125,590	$ (165,351)
Net income (loss) per common share - Basic	$ 1.01	$ (3.03)
Net income (loss) per common share - diluted	$ 1.01	$ (3.03)
Weighted average number of common shares outstanding - basic	124,036,555	54,509,742
Weighted average number of common shares outstanding - diluted	124,044,456	54,509,742